Subsequent Events - Additional Information (Detail) - USD ($) $ in Thousands		9 Months Ended		12 Months Ended
	Jan. 22, 2015	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Subsequent Event [Line Items]
Stock issued during period		1,220,750	44,790	84,790	10,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Gross proceeds from issuance of common stock	$ 21,400
Subsequent Event [Member] | IPO [Member]
Subsequent Event [Line Items]
Stock issued during period	1,357,000
Net proceeds from issuance of common stock	$ 17,000
Underwriting discounts and commissions	1,200
Other offering expenses	825
Total offering expenses	$ 2,000
Subsequent Event [Member] | IPO [Member] | Company Stock [Member]
Subsequent Event [Line Items]
Stock issued during period	1,210,750
Subsequent Event [Member] | IPO [Member] | Selling Shareholders [Member]
Subsequent Event [Line Items]
Stock issued during period	146,250
Subsequent Event [Member] | Over-Allotment Option [Member]
Subsequent Event [Line Items]
Stock issued during period	177,000